                            UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION      ----------------------
                        Washington, D.C. 20549           OMB APPROVAL
                                                         ----------------------
                                                         Number: 3235-0570
                                                         Expires: Nov. 30, 2005
                                                         Estimated average
                                                         burden hours per
                                                         response: 5.0
                                                         ----------------------

                             FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                    MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number                  811-7739
                                  ---------------------------------------------

                          Harding, Loevner Funds, Inc.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     50 Division Street, Somerville, NJ                             08876
-------------------------------------------------------------------------------
   (Address of principal executive offices)                       (Zip code)

      David R. Loevner, President 50 Division Street, Somerville, NJ 08876
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 877-435-8105
                                                   ----------------------------

Date of fiscal year end:            10/31/03
                            --------------------------

Date of reporting period:       11/01/02 - 4/30/03
                              ------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

[HARDING, LOEVNER LOGO]
                                                    HARDING, LOEVNER FUNDS, INC.

SEMI-ANNUAL REPORT
APRIL 30, 2003

Portfolios managed by
Harding, Loevner Management, L.P.

INTERNATIONAL EQUITY PORTFOLIO

GLOBAL EQUITY PORTFOLIO

EMERGING MARKETS PORTFOLIO

P.O. Box 9130
Boston, MA 02117-9130
Telephone: 877-435-8105
Fax: 617-927-8400

   HARDING, LOEVNER FUNDS, INC.
   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------

                                                  June 27, 2003

    Dear Shareholder:

    Enclosed is the Semi-Annual Report to Shareholders for the period ended April 30, 2003, as required by regulation.

    Our regular quarterly narrative discussing developments in the calendar quarter ended June 30, 2003 will be sent to you shortly.

                                                  Sincerely,

                                                  /s/ David R. Loevner

                                                  David R. Loevner
                                                  President

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
TABLE OF CONTENTS

--------------------------------------------------------------------------------

Statements of Net Assets
    International Equity Portfolio........................   3
    Global Equity Portfolio...............................   6
    Emerging Markets Portfolio............................   9

Statements of Operations..................................  12

Statements of Changes in Net Assets.......................  13

Financial Highlights......................................  16

Notes to Financial Statements.............................  19

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2003 (UNAUDITED)                                              SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS - 92.2%
---------------------------

COMMON STOCKS - 90.9%
---------------------

AUSTRALIA - 1.1%
--------------
Rio Tinto Ltd. (Diversified Metal Producers)                             170,083     $  3,381,246
                                                                                     ------------

BRAZIL - 1.6%
-----------
Companhia Vale do Rio Doce - ADR (Metals & Mining)                       184,949        4,882,654
                                                                                     ------------

CANADA - 4.5%
------------
EnCana Corp. (Oil & Gas)                                                 214,641        7,061,689
Imperial Oil Ltd. (Integrated International Oil Producers)               228,381        6,910,809
                                                                                     ------------
                                                                                       13,972,498
                                                                                     ------------
DENMARK - 4.7%
--------------
ISS A/S (Service Organizations)                                          221,213        8,279,714
Novo Nordisk A/S, Class B (Pharmaceuticals)                              174,566        6,323,857
                                                                                     ------------
                                                                                       14,603,571
                                                                                     ------------
FRANCE - 6.9%
------------
Air Liquide (Industrial Chemicals & Gases Manufacturers)                  90,454       13,698,462
Carrefour SA (Miscellaneous Retailers)                                   180,500        7,850,039
                                                                                     ------------
                                                                                       21,548,501
                                                                                     ------------
GERMANY - 2.2%
--------------
Metro AG (Food & Drug Retailing)                                         248,300        6,897,089
                                                                                     ------------

IRELAND - 2.1%
------------
CRH plc (Construction Materials)                                         429,352        6,593,198
                                                                                     ------------

ISRAEL - 2.6%
-----------
Teva Pharmaceutical Industries Ltd. - ADR (Ethical Drug
Manufacturers)                                                           170,868        7,979,536
                                                                                     ------------

ITALY - 1.7%
----------
Luxottica Group SPA - ADR (Miscellaneous Retailers)                      463,978        5,201,193
                                                                                     ------------

JAPAN - 9.3%
-----------
Asatsu-DK Inc. (Advertising Agencies)                                    304,000        5,098,105
Canon Inc. (Business Machines & Office Equipment)                        196,000        7,921,516
Daiichi Pharmaceutical (Pharmaceuticals)                                 428,500        5,425,415
Funai Electric Co., Ltd. (Electronics)                                    12,600        1,267,818
Kao Corp. (Cosmetics & Personal Care)                                    315,000        5,744,801
Nomura Holdings Inc. (Financial Services)                                362,000        3,584,790
                                                                                     ------------
                                                                                       29,042,445
                                                                                     ------------
MEXICO - 2.7%
------------
Grupo Financiero BBVA Banc (Banks)*                                    2,806,800        2,440,814

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2003 (UNAUDITED) (CONTINUED)                                  SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

MEXICO (CONTINUED)
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)                      221,874     $  6,144,002
                                                                                     ------------
                                                                                        8,584,816
                                                                                     ------------
NETHERLANDS - 10.4%
-----------------
Heineken NV (Beverages, Food & Tobacco)                                  273,960       10,171,949
IHC Caland NV (Shipbuilding)                                             267,813       13,823,168
ING Groep NV (Insurance Companies)                                       518,155        8,413,697
                                                                                     ------------
                                                                                       32,408,814
                                                                                     ------------
SINGAPORE - 0.9%
--------------
DBS Group Holdings Ltd. (Commercial Banks)                               567,200        2,779,139
                                                                                     ------------

SOUTH AFRICA - 2.7%
-----------------
Sasol Ltd. (Oil & Gas)                                                   771,300        8,280,851
                                                                                     ------------

SPAIN - 3.1%
-----------
Bankinter SA (Commercial Banks)                                          114,700        3,503,502
Santander Central Hispano SA (Banks)                                     797,150        6,262,921
                                                                                     ------------
                                                                                        9,766,423
                                                                                     ------------
SWEDEN - 3.2%
------------
Securitas AB, Class B (Service Organizations)                            450,300        5,284,888
Skandinaviska Enskilda Banken AB, Class A (Banks)                        443,000        4,603,470
                                                                                     ------------
                                                                                        9,888,358
                                                                                     ------------
SWITZERLAND - 11.2%
-----------------
Nestle SA - ADR (Diversified Food)                                       251,551       12,820,900
Novartis AG - Registered (Pharmaceuticals)                               191,500        7,553,823
Swiss Re - Registered (Insurance)                                        125,300        8,185,195
UBS AG - Registered (Banks)                                              129,166        6,128,314
                                                                                     ------------
                                                                                       34,688,232
                                                                                     ------------
TAIWAN - 1.1%
------------
Taiwan Semiconductor (Parts & Components)*                             2,444,435        3,351,807
                                                                                     ------------

UNITED KINGDOM - 18.9%
---------------------
BP plc - ADR (Oil & Gas)                                                 235,542        9,077,789
Carnival plc (Transportation)                                            206,254        5,154,377
Close Brothers Group plc (Diversified Financials)                        433,723        3,738,201
HSBC Holdings plc (Banks)                                                284,623        3,111,162
Premier Farnell plc (Electronics)                                      1,425,800        4,622,971
Rio Tinto plc (Diversified Metal Producers)                              205,000        3,909,940
Standard Chartered plc (Other Financial Services)                        295,470        3,329,256
Unilever plc (Diversified Food)                                          723,200        7,120,641
Vodafone Group plc - Sponsored ADR (Telephone Systems)                   475,671        9,399,259
WPP Group plc (Advertising Agencies)                                   1,301,780        9,179,890
                                                                                     ------------
                                                                                       58,643,486
                                                                                     ------------

Total Common Stocks (Cost $280,573,941)                                               282,493,857
                                                                                     ------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2003 (UNAUDITED) (CONTINUED)                                  SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

PREFERRED STOCK - 1.3%
-------------------
BERMUDA - 1.3%
--------------
Taiwan Semi Flemings - 144A (Cost $3,905,379)*                           575,468     $  3,945,406

TOTAL LONG TERM INVESTMENTS (COST $284,479,320)                                       286,439,263
                                                                                     ------------

                                                                         FACE
REPURCHASE AGREEMENT - 8.4%                                             AMOUNT
---------------------------                                          ------------
Investors Bank & Trust Company Repurchase Agreement, 1.00%
due 05/01/03 in the amount of $26,077,684; issued 04/30/03
(collateralized by $2,954,492 par of FNMA ARM #400463,
3.947% due 11/01/25 with a market value of $2,984,362 and
collateralized by $23,864,400 par of FN #682943, 4.100% due
02/01/33 with a market value of $24,396,576) (Cost
$26,076,960)                                                         $26,076,960       26,076,960
                                                                                     ------------

TOTAL INVESTMENTS - 100.6% (COST $310,556,280)                                       $312,516,223
                                                                                     ------------

LIABILITIES, NET OF OTHER ASSETS - (0.6)%
------------------------------------------------------------
Receivable for securities sold                                                       $  2,116,766
Dividends receivable                                                                    1,233,380
Tax reclaim receivable                                                                    285,374
Other assets                                                                               28,268
Prepaid expenses                                                                           13,784
Payable for securities purchased                                                       (4,932,284)
Due to Foreign Custodian (Cost $329,507)                                                 (335,650)
Payable to Investment Advisor                                                            (148,147)
Other liabilities                                                                        (154,563)
                                                                                     ------------
                                                                                       (1,893,072)
                                                                                     ------------
NET ASSETS - 100%
------------------------------------------------------------
Applicable to 32,853,717 outstanding $.001 par value shares
  (authorized 500,000,000 shares)                                                    $310,623,151
                                                                                     ============
Net Asset Value, Offering and Redemption Price Per Share                             $       9.45
                                                                                     ============
COMPONENTS OF NET ASSETS AS OF APRIL 30, 2003 WERE AS
FOLLOWS:
------------------------------------------------------------
Paid-in capital                                                                      $379,738,482
Accumulated undistributed net investment income                                         1,345,585
Accumulated distributions in excess of net realized gain on
  investments and foreign currency-related transactions                               (72,395,126)
Net unrealized appreciation on investments and on assets and
  liabilities denominated in foreign currencies (Note 4)                                1,934,210
                                                                                     ------------
                                                                                     $310,623,151
                                                                                     ============

Summary of Abbreviations

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
ADR  American Depository Receipt
ARM  Adjustable Rate Mortgage
FNMA Federal National Mortgage Association
(1)  See Note 2 to Financial Statements
*    Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2003 (UNAUDITED)                                              SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS - 96.8%
---------------------------

COMMON STOCKS - 95.2%
---------------------

AUSTRALIA - 2.9%
--------------
Rio Tinto Ltd. (Diversified Metal Producers)                               31,000    $    616,279
                                                                                     ------------

BRAZIL - 3.5%
-----------
Banco Bradesco - ADR (Banks)                                               26,600         547,960
Companhia Vale do Rio Doce - ADR (Metals & Mining)                          8,000         211,200
                                                                                     ------------
                                                                                          759,160
                                                                                     ------------
CANADA - 2.5%
------------
EnCana Corp. (Oil & Gas)                                                   16,300         536,270
                                                                                     ------------

DENMARK - 1.6%
--------------
Novo Nordisk A/S, Class B (Pharmaceuticals)                                 9,200         333,281
                                                                                     ------------

FRANCE - 9.4%
------------
Air Liquide (Industrial Chemicals & Gases Manufacturers)                    4,401         666,493
Dassault Systemes SA (Software)                                            13,400         387,169
L'Oreal SA (Cosmetics & Personal Care)                                      6,900         493,211
Schlumberger Ltd. (Exploration, Drilling Service &
Equipment)                                                                  5,600         234,808
Television Francaise (Media)                                                8,900         249,998
                                                                                     ------------
                                                                                        2,031,679
                                                                                     ------------
GERMANY - 4.9%
--------------
Deutsche Bank AG (Commercial Banks)                                         9,900         511,983
Muenchener Rueckversicherungs-Gesellschaft AG - Registered
(Insurance)                                                                 5,400         539,363
                                                                                     ------------
                                                                                        1,051,346
                                                                                     ------------
JAPAN - 9.3%
-----------
Canon Inc. (Business Machines & Office Equipment)                          12,400         501,157
Fanuc Ltd. (Machinery)                                                      4,600         188,227
Kao Corp. (Cosmetics & Personal Care)                                      10,200         186,022
Keyence Corp. (Electronic Equipment & Instruments)                          1,320         212,178
Mitsubishi Corp. (General Diversified)                                     52,600         312,707
Nomura Holdings Inc. (Financial Services)                                  38,800         384,226
Rohm Co., Ltd. (Electronics)                                                2,200         226,715
                                                                                     ------------
                                                                                        2,011,232
                                                                                     ------------
MEXICO - 1.8%
------------
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)                        13,700         379,372
                                                                                     ------------

NETHERLANDS - 2.0%
----------------
Heineken NV (Beverages, Food & Tobacco)                                    11,700         434,413
                                                                                     ------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO

APRIL 30, 2003 (UNAUDITED) (CONTINUED)                                  SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

SOUTH AFRICA - 2.3%
-----------------
Sasol Ltd. (Oil & Gas)                                                     46,400    $    498,161
                                                                                     ------------

SOUTH KOREA - 1.1%
----------------
Samsung Electronics Co., Ltd. - GDR (Common Shares)
  (Diversified Electronics)                                                 1,800         225,926
                                                                                     ------------

SWEDEN - 1.3%
------------
Securitas AB, Class B (Service Organizations)                              24,000         281,673
                                                                                     ------------

SWITZERLAND - 3.4%
----------------
Nestle SA - ADR (Diversified Food)                                         10,100         514,771
Novartis AG - Registered (Pharmaceuticals)                                  5,700         224,840
                                                                                     ------------
                                                                                          739,611
                                                                                     ------------
TAIWAN - 0.7%
------------
Taiwan Semiconductor (Parts & Components)*                                105,875         145,176
                                                                                     ------------

UNITED KINGDOM - 7.2%
--------------------
Pearson plc (Miscellaneous Printing & Publishing)                          60,400         521,787
Vodafone Group plc - Sponsored ADR (Telephone Systems)                     37,100         733,096
WPP Group plc (Advertising Agencies)                                       40,500         285,598
                                                                                     ------------
                                                                                        1,540,481
                                                                                     ------------
UNITED STATES - 41.3%
------------------
Abbott Laboratories (Pharmaceuticals)                                       5,400         219,401
Allied Capital Corp. (Commercial Finance Companies)                        19,051         403,691
American International Group (Insurance Companies)                          9,700         562,115
AOL Time Warner Inc. (Media)*                                              16,000         218,880
Berkshire Hathaway Inc., Class A (Insurance Companies)*                         6         418,890
Caterpillar Inc. (Heavy Machinery)                                          8,400         441,840
Colgate-Palmolive Co. (Cosmetics & Toiletries)                             11,300         646,021
Emerson Electric Co. (Electrical Equipment)                                 6,000         304,200
Exxon Mobil Corp. (Integrated International Oil Producers)                 13,900         489,280
Genentech Inc. (Pharmaceuticals)*                                          15,400         585,046
Intel Corp. (Electronic Data Processing Equipment)                         23,600         434,240
J.P. Morgan Chase & Co. (Banks)                                            16,100         472,535
Johnson & Johnson (Health Care Providers & Services)                        3,900         219,804
Kinder Morgan Inc. (Oil & Gas)                                             12,900         606,558
Merck & Co., Inc. (Pharmaceuticals)                                        10,500         610,890
Oracle Corp. (Computer Software & Processing)*                             51,400         610,632
Pfizer Inc. (Pharmaceuticals)                                               6,800         209,100
TJX Companies Inc. (Retailers)                                             28,600         550,550
Viacom Inc., Class B (Media)*                                               5,500         238,755
Wrigley (WM.) Jr. Co. (Confectionary Goods)                                11,500         652,165
                                                                                     ------------
                                                                                        8,894,593
                                                                                     ------------

Total Common Stocks (Cost $18,759,892)                                                 20,478,653
                                                                                     ------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
GLOBAL EQUITY PORTFOLIO

APRIL 30, 2003 (UNAUDITED) (CONTINUED)                                  SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

PREFERRED STOCK - 1.6%
-------------------
BERMUDA - 1.6%
--------------
Taiwan Semi Flemings - 144A (Cost $458,017)*                               51,278    $    351,562

TOTAL LONG TERM INVESTMENTS (COST $19,217,909)                                         20,830,215
                                                                                     ------------

                                                                         FACE
REPURCHASE AGREEMENT - 2.9%                                             AMOUNT
---------------------------                                          ------------
Investors Bank & Trust Company Repurchase Agreement, 1.00%
due 05/01/03 in the amount of $623,826; issued 04/30/03
(collateralized by $619,151 par of FGC #67745, 7.000% due
05/01/32 with a market value of $655,000) (Cost $623,809)            $    623,809         623,809
                                                                                     ------------

TOTAL INVESTMENTS - 99.7% (COST $19,841,718)                                         $ 21,454,024
                                                                                     ------------

OTHER ASSETS, NET OF LIABILITIES - 0.3%
------------------------------------------------------------
Dividends receivable                                                                 $     69,092
Tax reclaim receivable                                                                     38,946
Foreign Currency (Cost $5,408)                                                              5,488
Other assets                                                                                   17
Prepaid expenses                                                                              900
Payable for securities purchased                                                             (111)
Payable to Investment Advisor                                                             (17,679)
Other liabilities                                                                         (30,028)
                                                                                     ------------
                                                                                           66,625
                                                                                     ------------
NET ASSETS - 100%
------------------------------------------------------------
Applicable to 1,585,019 outstanding $.001 par value shares
  (authorized 500,000,000 shares)                                                    $ 21,520,649
                                                                                     ============
Net Asset Value, Offering and Redemption Price Per Share                             $      13.58
                                                                                     ============
COMPONENTS OF NET ASSETS AS OF APRIL 30, 2003 WERE AS
FOLLOWS:
------------------------------------------------------------
Paid-in capital                                                                      $ 24,501,761
Accumulated undistributed net investment income                                            87,406
Accumulated distributions in excess of net realized gain on
  investments and foreign currency-related transactions                                (4,684,851)
Net unrealized appreciation on investments and on assets and
  liabilities denominated in foreign currencies (Note 4)                                1,616,333
                                                                                     ------------
                                                                                     $ 21,520,649
                                                                                     ============

Summary of Abbreviations

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified buyers.
ADR  American Depository Receipt
GDR  Global Depositary Receipt
(1)  See Note 2 to Financial Statements
*    Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS

APRIL 30, 2003 (UNAUDITED)                                              SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS - 91.3%
---------------------------

COMMON STOCKS - 86.5%
---------------------

BRAZIL - 6.6%
-----------
Aracruz Celulose SA (Forest Products & Paper)                             10,433     $    219,093
Companhia de Bebidas das Americas - ADR (Beverages, Food &
Tobacco)                                                                  11,000          218,790
Companhia Vale do Rio Doce - ADR (Metals & Mining)                        10,200          269,280
                                                                                     ------------
                                                                                          707,163
                                                                                     ------------
CHILE - 2.0%
----------
Banco Santander - ADR (Banks)*                                             9,600          209,472
                                                                                     ------------

CROATIA - 1.4%
------------
Pliva Dd - GDR (Pharmaceuticals)                                          11,000          149,775
                                                                                     ------------

HONG KONG - 3.1%
---------------
China Mobile HK Ltd. - ADR (Telephone Systems)*                           10,000          100,100
CNOOC Ltd. (Oil & Gas)                                                   173,000          227,367
                                                                                     ------------
                                                                                          327,467
                                                                                     ------------
HUNGARY - 4.0%
-------------
Gedeon Richter Rt. (Pharmaceuticals)                                       3,400          246,953
OTP Bank (Savings & Loans)                                                 8,900          186,900
                                                                                     ------------
                                                                                          433,853
                                                                                     ------------
INDIA - 6.8%
----------
Bajaj Auto Ltd. (Automotive)                                              16,000          163,227
Dr. Reddy's Laboratories Ltd. - ADR (Pharmaceuticals)                      9,500          179,550
Housing Development Finance Corp., Ltd. (Other Financial
Services)                                                                 28,000          201,728
Reliance Industries (Chemicals)                                           16,000          182,240
                                                                                     ------------
                                                                                          726,745
                                                                                     ------------
INDONESIA - 1.2%
--------------
PT Ramayana Lestari Sentosa (Retailers)                                  412,000          124,690
                                                                                     ------------

ISRAEL - 6.1%
-----------
Taro Pharmaceutical Industries Ltd. (Pharmaceuticals)*                     5,100          233,376
Teva Pharmaceutical Industries Ltd. - ADR (Ethical Drug
Manufacturers)                                                             8,900          415,630
                                                                                     ------------
                                                                                          649,006
                                                                                     ------------
MALAYSIA - 3.7%
-------------
Malayan Banking Berhad (Banks)                                            88,000          182,947
Sime Darby Berhad (Commercial Services & Supplies)                       163,000          214,474
                                                                                     ------------
                                                                                          397,421
                                                                                     ------------
MEXICO - 12.2%
-------------
America Movil SA de CV Series L - ADR (Telephone Systems)                 11,300          189,501
Cemex SA - ADR (Building Materials)                                        5,717          130,633
Consorcio ARA SA de CV Series * (Real Estate)*                           105,000          193,738

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO

APRIL 30, 2003 (UNAUDITED) (CONTINUED)                                  SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

MEXICO (CONTINUED)
Grupo Financiero BBVA Banc (Banks)*                                      285,000     $    247,838
Grupo Modelo SA de CV Series C (Beverages, Food & Tobacco)               100,000          223,377
Wal-Mart de Mexico SA de CV - ADR (Discount Stores)                       11,600          321,220
                                                                                     ------------
                                                                                        1,306,307
                                                                                     ------------
POLAND - 1.3%
------------
Grupa Kety SA (Metals & Mining)                                            8,600          144,139
                                                                                     ------------

RUSSIA - 6.0%
-----------
Sberbank of Russia (Banks)                                                 1,000          229,000
VimpelCom - SP ADR (Telephone Systems)*                                    4,700          187,342
Yukos - ADR (Oil & Gas)                                                    1,300          228,150
                                                                                     ------------
                                                                                          644,492
                                                                                     ------------
SOUTH AFRICA - 7.7%
-----------------
Impala Platinum Holdings LTD (Metals & Mining)                             3,500          173,165
Sappi Ltd. - ADR (Pharmaceuticals)                                        20,200          249,470
Sasol Ltd. (Oil & Gas)                                                    24,000          257,669
South Africa Breweries plc (Brewers)                                      21,600          148,279
                                                                                     ------------
                                                                                          828,583
                                                                                     ------------
SOUTH KOREA - 9.6%
----------------
Hite Brewery Co., Ltd. (Brewers)                                           3,200          160,658
Pohang Iron and Steel Co., Ltd. (Steel Producers -
Integrated)                                                                2,960          249,712
S1 Corp. (Securities Brokerage)                                            8,900          165,547
Samsung Electronics Co., Ltd. - GDR (Diversified
Electronics)                                                               2,350          294,959
Samsung SDI Co., Ltd. (Diversified Electronics)                            2,600          162,634
                                                                                     ------------
                                                                                        1,033,510
                                                                                     ------------
TAIWAN - 10.0%
-------------
Advantech Co., Ltd. (Computers & Information)                             87,020          153,521
Chinatrust Financial Holding Co., Ltd. (Banks)*                          180,000          140,448
Delta Electronics (Electrical Equipment)                                 150,000          165,663
Quanta Computer Inc. (Computers & Peripherals)                           109,687          191,937
Synnex Technology International Corp. - GDR (Systems &
Subsystems)                                                               33,296          156,641
Taiwan Semiconductor (Parts & Components)*                               192,013          263,288
                                                                                     ------------
                                                                                        1,071,498
                                                                                     ------------
THAILAND - 1.6%
-------------
Siam City Cement Public Co., Ltd. (Cement Producers)                      35,800          168,687
                                                                                     ------------

UNITED KINGDOM - 3.2%
--------------------
Anglo American plc - ADR (Metals & Mining)                                24,204          345,391
                                                                                     ------------

Total Common Stocks (Cost $9,086,042)                                                   9,268,199
                                                                                     ------------

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO

APRIL 30, 2003 (UNAUDITED) (CONTINUED)                                  SHARES        VALUE (1)

-------------------------------------------------------------------------------------------------

PREFERRED STOCK - 4.8%
-------------------

BRAZIL - 2.9%
-----------
Banco Itau SA - ADR (Commercial Banks)                                     9,396     $    312,887
                                                                                     ------------

SOUTH KOREA - 1.9%
----------------
Samsung Electronics Co., Ltd. - GDR (Diversified
Electronics)                                                               3,200          196,160
                                                                                     ------------

Total Preferred Stock (Cost $425,075)                                                     509,047
                                                                                     ------------

TOTAL LONG TERM INVESTMENTS (COST $9,511,117)                                           9,777,246
                                                                                     ------------

                                                                         FACE
REPURCHASE AGREEMENT - 8.7%                                             AMOUNT
---------------------------                                          ------------
Investors Bank & Trust Company Repurchase Agreement, 1.00%
due 05/01/03 in the amount of $933,459; issued 04/30/03
(collateralized by $900,327 par of SBA Pool #506087, 5.085%
due 06/25/16 with a market value of $980,104)
(Cost $933,433)                                                      $   933,433          933,433
                                                                                     ------------

TOTAL INVESTMENTS - 100.0% (COST $10,444,550)                                        $ 10,710,679
                                                                                     ------------

OTHER ASSETS, NET OF LIABILITIES - 0.0%
------------------------------------------------------------
Dividends receivable                                                                 $     32,073
Tax reclaim receivable                                                                        189
Other assets                                                                                   26
Prepaid expenses                                                                              397
Payable to Investment Advisor                                                              (7,080)
Other liabilities                                                                         (21,354)
                                                                                     ------------
                                                                                            4,251
                                                                                     ------------
NET ASSETS - 100%
------------------------------------------------------------
Applicable to 816,840 outstanding $.001 par value shares
  (authorized 500,000,000 shares)                                                    $ 10,714,930
                                                                                     ============
Net Asset Value, Offering and Redemption Price Per Share                             $      13.12
                                                                                     ============
COMPONENTS OF NET ASSETS AS OF APRIL 30, 2003 WERE AS
FOLLOWS:
------------------------------------------------------------
Paid-in capital                                                                      $ 11,515,066
Accumulated undistributed net investment income                                            20,836
Accumulated distributions in excess of net realized gain on
  investments and foreign currency-related transactions                                (1,087,114)
Net unrealized appreciation on investments and on assets and
  liabilities denominated in foreign currencies (Note 4)                                  266,142
                                                                                     ------------
                                                                                     $ 10,714,930
                                                                                     ============

Summary of Abbreviations

ADR  American Depository Receipt
GDR  Global Depositary Receipt
SBA  Small Business Administration
(1)  See Note 2 to Financial Statements
*    Non-income producing security

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED APRIL 30, 2003
--------------------------------------------------------------------------------

                                     INTERNATIONAL    GLOBAL     EMERGING
                                        EQUITY        EQUITY      MARKETS
                                       PORTFOLIO     PORTFOLIO   PORTFOLIO
                                     -------------  -----------  ---------
INVESTMENT INCOME
Interest                             $      6,133   $     2,823  $     551
Dividends (Net of foreign
  withholding taxes of $457,343,
  $14,772, and $13,634,
  respectively)                         3,076,614       212,535    109,276
                                     ------------   -----------  ---------
  Total investment income               3,082,747       215,358    109,827
                                     ------------   -----------  ---------

EXPENSES
Investment advisory fees (Note 3)       1,116,594        98,595     63,565
Administration fees (Note 3)              167,485        14,384      8,273
Custodian fees                            128,593        11,196     14,665
Directors' fees and expenses (Note
  3)                                       28,332         2,034      1,043
Shareholder record keeping fees            45,920         2,956      6,117
Printing and postage fees                   5,329           576         50
State registration filing fees              8,927         2,728      2,753
Insurance expense                           6,641           478        244
Professional fees                          52,228         5,593      3,834
Other fees and expenses                    16,166           674        603
                                     ------------   -----------  ---------
  Total Expenses                        1,576,215       139,214    101,147

Waiver of investment advisory fee
  (Note 3)                                (87,424)      (15,971)   (12,156)
                                     ------------   -----------  ---------
  Net expenses                          1,488,791       123,243     88,991
                                     ------------   -----------  ---------

  Net investment income                 1,593,956        92,115     20,836
                                     ------------   -----------  ---------

REALIZED AND UNREALIZED GAIN (LOSS)
(NOTE 4)

Net realized gain (loss) --
  Investment transactions (net of
    foreign tax expense $0, $0, and
    $3,772, respectively)             (35,560,470)   (2,562,299)  (276,503)
  Foreign currency transactions          (461,779)      (17,804)   (11,951)
                                     ------------   -----------  ---------
Net realized loss                     (36,022,249)   (2,580,103)  (288,454)
                                     ------------   -----------  ---------
Change in unrealized appreciation
  (depreciation) --
  Investments                          31,651,419     3,114,908    779,700
  Translation of assets and
    liabilities denominated in
    foreign currency                      (24,476)        2,804      2,692
                                     ------------   -----------  ---------
  Net change in unrealized
    appreciation                       31,626,943     3,117,712    782,392
                                     ------------   -----------  ---------
  Net realized and unrealized gain
    (loss)                             (4,395,306)      537,609    493,938
                                     ------------   -----------  ---------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS   $ (2,801,350)  $   629,724  $ 514,774
                                     ============   ===========  =========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          INTERNATIONAL EQUITY PORTFOLIO
                                          -------------------------------
                                          SIX MONTHS ENDED   YEAR ENDED
                                           APRIL 30, 2003    OCTOBER 31,
                                            (UNAUDITED)         2002
                                          ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                     $  1,593,956    $  2,099,876
  Net realized loss on investments and
    foreign currency transactions            (36,022,249)    (16,143,044)
  Net change in unrealized appreciation
    (depreciation) on investments and
    translation of assets and
    liabilities denominated in foreign
    currency                                  31,626,943     (10,865,564)
                                            ------------    ------------
    Net decrease in net assets resulting
      from operations                         (2,801,350)    (24,908,732)
                                            ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                       (1,406,053)       (936,591)
                                            ------------    ------------
    Total distributions to shareholders       (1,406,053)       (936,591)
                                            ------------    ------------

TRANSACTIONS IN SHARES OF COMMON STOCK
  Proceeds from sale of shares                32,911,625     106,248,969
  Net Asset Value of shares issued to
    shareholders in payment of
    distributions declared                     1,167,410         766,666
  Cost of shares redeemed                     (8,248,514)    (75,890,936)
                                            ------------    ------------
NET INCREASE IN NET ASSETS FROM FUND
  SHARE TRANSACTIONS                          25,830,521      31,124,699
                                            ------------    ------------

NET INCREASE IN NET ASSETS                    21,623,118       5,279,376

AT END OF PERIOD
  At beginning of period                     289,000,033     283,720,657
                                            ------------    ------------
  At end of period                          $310,623,151    $289,000,033
                                            ============    ============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN NET ASSETS             $  1,345,585    $  1,157,682
                                            ============    ============

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              GLOBAL EQUITY PORTFOLIO
                                          -------------------------------
                                          SIX MONTHS ENDED   YEAR ENDED
                                           APRIL 30, 2003    OCTOBER 31,
                                            (UNAUDITED)         2002
                                          ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                     $    92,115      $    75,886
  Net realized loss on investments and
    foreign currency transactions            (2,580,103)      (2,041,717)
  Net change in unrealized appreciation
    (depreciation) on investments and
    translation of assets and
    liabilities denominated in foreign
    currency                                  3,117,712         (671,898)
                                            -----------      -----------
    Net increase (decrease) in net
      assets resulting from operations          629,724       (2,637,729)
                                            -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                         (50,332)          (5,298)
  Net realized gain from investments and
    foreign currency-related
    transactions                                      -          (72,575)
                                            -----------      -----------
    Total distributions to shareholders         (50,332)         (77,873)
                                            -----------      -----------

TRANSACTIONS IN SHARES OF COMMON STOCK
  Proceeds from sale of shares                2,797,273        7,912,380
  Net Asset Value of shares issued to
    shareholders in payment of
    distributions declared                       30,865           74,154
  Cost of shares redeemed                    (1,618,779)      (4,063,131)
                                            -----------      -----------
NET INCREASE IN NET ASSETS FROM FUND
  SHARE TRANSACTIONS                          1,209,359        3,923,403
                                            -----------      -----------

NET INCREASE IN NET ASSETS                    1,788,751        1,207,801

NET ASSETS
  At beginning of period                     19,731,898       18,524,097
                                            -----------      -----------
  At end of period                          $21,520,649      $19,731,898
                                            ===========      ===========

ACCUMULATED UNDISTRIBUTED NET INVESTMENT
INCOME INCLUDED IN NET ASSETS               $    87,406      $    45,623
                                            ===========      ===========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            EMERGING MARKETS PORTFOLIO
                                          -------------------------------
                                          SIX MONTHS ENDED   YEAR ENDED
                                           APRIL 30, 2003    OCTOBER 31,
                                            (UNAUDITED)         2002
                                          ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                     $    20,836      $    13,598
  Net realized loss on investments and
    foreign currency transactions              (288,454)        (645,506)
  Net change in unrealized appreciation
    (depreciation) on investments and
    translation of assets and
    liabilities denominated in foreign
    currency                                    782,392         (447,669)
                                            -----------      -----------
    Net increase (decrease) in net
      assets resulting from operations          514,774       (1,079,577)
                                            -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                               -           (2,415)
                                            -----------      -----------
    Total distributions to shareholders               -           (2,415)
                                            -----------      -----------

TRANSACTIONS IN SHARES OF COMMON STOCK
  Proceeds from sale of shares                1,128,571        8,950,366
  Net Asset Value of shares issued to
    shareholders in payment of
    distributions declared                            -            1,910
  Cost of shares redeemed                    (1,044,561)        (485,560)
                                            -----------      -----------
NET INCREASE IN NET ASSETS FROM FUND
  SHARE TRANSACTIONS                             84,010        8,466,716
                                            -----------      -----------

NET INCREASE IN NET ASSETS                      598,784        7,384,724

NET ASSETS
  At beginning of period                     10,116,146        2,731,422
                                            -----------      -----------
  At end of period                          $10,714,930      $10,116,146
                                            ===========      ===========

ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME INCLUDED IN NET ASSETS             $    20,836      $         -
                                            ===========      ===========

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                        INTERNATIONAL EQUITY PORTFOLIO
                           -----------------------------------------------------------------------------------------
                            FOR THE SIX         FOR            FOR            FOR            FOR            FOR
                            MONTHS ENDED     THE YEAR       THE YEAR       THE YEAR       THE YEAR       THE YEAR
                           APRIL 30, 2003      ENDED          ENDED          ENDED          ENDED          ENDED
                            (UNAUDITED)    OCT. 31, 2002  OCT. 31, 2001  OCT. 31, 2000  OCT. 31, 1999  OCT. 31, 1998
                           --------------  -------------  -------------  -------------  -------------  -------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF PERIOD            $9.58         $10.55         $15.22         $15.50         $11.62         $11.79
                            ----------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income         0.04           0.07           0.09           0.09           0.10           0.14
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign currency-
      related
      transactions               (0.13)         (1.01)         (3.61)          0.36           3.97          (0.13)
                            ----------     ----------     ----------     ----------     ----------     ----------
Net increase (decrease)
  from investment
  operations                     (0.09)         (0.94)         (3.52)          0.45           4.07           0.01
                            ----------     ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:+
    Net investment income        (0.04)         (0.03)             -          (0.23)         (0.18)         (0.11)
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions                   -              -          (1.15)         (0.50)         (0.01)         (0.07)
                            ----------     ----------     ----------     ----------     ----------     ----------
Total distributions              (0.04)         (0.03)         (1.15)         (0.73)         (0.19)         (0.18)
                            ----------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF
  PERIOD                         $9.45          $9.58         $10.55         $15.22         $15.50         $11.62
                            ==========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                   (0.91)%(a)     (8.92)%       (24.99)%          2.18%         35.46%          0.06%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      period (000's)          $310,623       $289,000       $283,721       $349,046       $328,473       $326,056

    Ratio of net
      operating expenses
      to average net
      assets                     1.00%(b)       1.00%          1.00%          0.99%          1.00%          1.00%

    Ratio of net
      investment income,
      to average net
      assets                     1.07%(b)       0.70%          0.63%          0.45%          0.75%          1.14%

    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses             0.06%(b)       0.06%          0.05%              - *        0.04%          0.04%

    Portfolio turnover
      rate                         31%(a)         45%            46%            49%            35%            33%

  + Certain prior year amounts have been reclassified to conform to the current year presentation.
  *  Rounds to less than 0.01%.
(a)  Not annualized.
(b)  Annualized.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                            GLOBAL EQUITY PORTFOLIO
                           -----------------------------------------------------------------------------------------
                            FOR THE SIX         FOR            FOR            FOR            FOR            FOR
                            MONTHS ENDED     THE YEAR       THE YEAR       THE YEAR       THE YEAR       THE YEAR
                           APRIL 30, 2003      ENDED          ENDED          ENDED          ENDED          ENDED
                            (UNAUDITED)    OCT. 31, 2002  OCT. 31, 2001  OCT. 31, 2000  OCT. 31, 1999  OCT. 31, 1998
                           --------------  -------------  -------------  -------------  -------------  -------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF PERIOD           $13.28         $15.08         $21.81         $20.00         $16.16         $18.70
                             ---------     ----------     ----------     ----------     ----------     ----------

INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income         0.05           0.05           0.04           0.03           0.05           0.20
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign currency-
      related
      transactions                0.28          (1.79)         (4.49)          3.89           3.79          (0.55)
                             ---------     ----------     ----------     ----------     ----------     ----------
Net increase (decrease)
  from investment
  operations                      0.33          (1.74)         (4.45)          3.92           3.84          (0.35)
                             ---------     ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:+
    Net investment income        (0.03)         (0.00) *           -          (0.16)             -          (0.25)
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions                   -          (0.06)         (2.28)         (1.95)             -          (1.94)
                             ---------     ----------     ----------     ----------     ----------     ----------
Total distributions              (0.03)         (0.06)         (2.28)         (2.11)             -          (2.19)
                             ---------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF
  PERIOD                        $13.58         $13.28         $15.08         $21.81         $20.00         $16.16
                             =========     ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                     2.52%(a)    (11.59)%       (22.77)%         19.66%         23.76%        (2.46)%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      period (000's)           $21,521        $19,732        $18,524        $25,089        $21,087        $30,763

    Ratio of net
      operating expenses
      to average net
      assets                     1.25%(b)       1.25%          1.25%          1.25%          1.25%          1.25%

    Ratio of net
      investment income,
      to average net
      assets                     0.93%(b)       0.38%          0.24%          0.10%          0.65%          0.86%

    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses             0.16%(b)       0.19%          0.22%          0.23%          0.32%          0.11%

    Portfolio turnover
      rate                         33%(a)         55%            50%            57%            44%            67%

  + Certain prior year amounts have been reclassified to conform to the current year presentation.
  *  Rounds to less than $0.01.
(a)  Not annualized.
(b)  Annualized.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                     EMERGING MARKETS PORTFOLIO
                           -------------------------------------------------------------------------------
                            FOR THE SIX         FOR            FOR            FOR              FOR
                            MONTHS ENDED     THE YEAR       THE YEAR       THE YEAR         THE PERIOD
                           APRIL 30, 2003      ENDED          ENDED          ENDED            ENDED
                            (UNAUDITED)    OCT. 31, 2002  OCT. 31, 2001  OCT. 31, 2000    OCT. 31, 1999*
                           --------------  -------------  -------------  -------------  ------------------
PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF PERIOD           $12.49         $11.88         $14.89         $13.68           $10.00
                             ---------     ----------     ----------     ----------     ------------

INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS
    Net investment income
      (loss)                      0.03           0.04           0.01          (0.05)            0.03
    Net realized and
      unrealized gain
      (loss) on
      investments and
      foreign
      currency-related
      transactions                0.60           0.58          (1.89)          1.79             3.65
                             ---------     ----------     ----------     ----------     ------------
Net increase (decrease)
  from investment
  operations                      0.63           0.62          (1.88)          1.74             3.68
                             ---------     ----------     ----------     ----------     ------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:+
    Net investment income            -          (0.01)             -          (0.02)               -
    Net realized gain
      from investments
      and foreign
      currency-related
      transactions                   -              -          (1.13)         (0.51)               -
                             ---------     ----------     ----------     ----------     ------------
Total distributions                  -          (0.01)         (1.13)         (0.53)               -
                             ---------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF
  PERIOD                        $13.12         $12.49         $11.88         $14.89           $13.68
                             =========     ==========     ==========     ==========     ============

TOTAL RETURN                     5.04%(a)       5.22%       (13.48)%         12.18%           36.80%(a)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      period (000's)           $10,715        $10,116         $2,731         $2,575           $1,534

    Ratio of net
      operating expenses
      to average net
      assets                     1.75%(b)       1.75%          1.75%          1.75%            1.75%(b)

    Ratio of net
      investment income
      (loss), to average
      net assets                 0.41%(b)       0.19%          0.08%        (0.39)%            0.24%(b)

    Decrease reflected in
      above expense
      ratios due to
      waiver of
      investment advisory
      and administration
      fees, and
      reimbursement of
      other expenses             0.24%(b)       0.39%          1.15%          1.08%            4.14%(b)

    Portfolio turnover
      rate                         25%(a)         43%            38%            28%              53%(a)

  *  Commencement of Operations was November 9, 1998.
  + Certain prior year amounts have been reclassified to conform to the current year presentation.
(a)  Not annualized.
(b)  Annualized.

                       See Notes to Financial Statements

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Harding, Loevner Funds, Inc. (the "Fund") was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund currently has three Portfolios (individually, "Portfolio"), all of which were active as of April 30, 2003: International Equity Portfolio ("International Equity"); Global Equity Portfolio ("Global Equity") (collectively, the "Initial Portfolios"); and Emerging Markets Portfolio ("Emerging Markets"). The investment objective of each portfolio is as follows:
International Equity--to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Global Equity--to seek long-term capital appreciation through investments in equity securities of companies based both in and outside the United States; Emerging Markets Portfolio--to seek long-term capital appreciation through investments in equity securities of companies based in developing markets outside the United States.

Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of Harding, Loevner Management, L.P.'s--Global Equity L. P. ("GELP"), a limited partnership, in a tax-free reorganization. Emerging Markets commenced operations on November 9, 1998. The Fund is managed by Harding, Loevner Management, L.P. (the "Investment Adviser").

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States ("GAAP") for investment companies. The following is a summary of the Fund's significant accounting policies:

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

VALUATION

All investments in the Fund are valued daily at their market price, which results in unrealized gains or losses. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which no sales are reported are valued at the latest bid price obtained from a quotation reporting system or from established market makers. Repurchase agreements are valued at their amortized cost plus accrued interest. Securities for which market quotations are not readily available are valued by the Board of Directors. As of April 30, 2003, there were no securities which required valuation by the Board of Directors.

SECURITIES

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the fund is informed of such dividends). The Fund accretes discount or amortizes premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

INCOME TAX

It is the policy of each Portfolio of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

EXPENSES

Expenses directly attributed to a specific Portfolio of the Fund are charged to that Portfolio's operations; expenses not directly attributable to a specific Portfolio are allocated among the Portfolios either equitably or based on their average daily net assets.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDENDS TO SHAREHOLDERS

It is the policy of the Fund to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, normally are distributed on an annual basis.

Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that any differences which are permanent in nature result in overdistributions to shareholders, the amount of the overdistribution is reclassified within the capital accounts based on its federal tax basis treatment. Temporary differences do not require reclassification. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rate.

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. The advisory fees are computed daily at an annual rate of 0.75%, 1.00% and 1.25% of the average daily net assets of International Equity, Global Equity and Emerging Markets, respectively.

In addition, the Fund has an administration agreement with Investors Bank & Trust Company, which provides certain accounting, clerical and bookkeeping services, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the Securities and Exchange Commission. Under this agreement, the Fund incurred $190,142 in administration fees for the period ended April 30, 2003.

The Investment Adviser has voluntarily agreed to reduce its fee to the extent that aggregate expenses (exclusive of brokerage commissions, other investment expenses, interest on borrowings, taxes and extraordinary expenses) exceed an annual rate of 1.00%, 1.25% and 1.75%, respectively, of the average daily net assets of International Equity, Global Equity and Emerging Markets. For the period ended April 30, 2003, the Investment Advisor voluntarily waived $87,424, $15,971 and $12,156, respectively, in investment advisory fees from International Equity, Global Equity and Emerging Markets.

Directors' fees and related expenses amounted to $31,409 for the period ended April 30, 2003.

The Fund's Board of Directors has approved a Portfolio Advisory Service Services Agreement (the "Agreement") between the Fund, on behalf of the International Equity Portfolio and Oppenheimer Asset Management ("Oppenheimer") (formerly CIBC

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

3. SIGNIFICANT AGREEMENTS AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

World Markets Corp.). Under the Agreement, the Fund pays Oppenheimer 0.25% of the average daily net assets of the International Equity Portfolio held by Oppenheimer in consideration for certain record keeping and transactional services. Because of the cap on the Fund's fees and expenses, the Investment Adviser currently pays the 0.25% fee.

On January 1, 2003, the Fund's Operating Agreement with Charles Schwab & Co. ("Schwab") was amended to implement an account establishment and maintenance fee to reimburse Schwab for its costs in establishing certain trading symbols and maintaining accounts for the International Equity Portfolio.

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the period ended April 30, 2003, were as follows for each Portfolio:

---------------------------------------------------------------------------------------
                                          PURCHASE COST OF       PROCEEDS FROM SALES OF
PORTFOLIO                                 INVESTMENT SECURITIES  INVESTMENT SECURITIES
---------------------------------------------------------------------------------------
International Equity                          $102,133,809            $89,523,530
Global Equity                                    7,995,888              6,493,040
Emerging Markets                                 2,409,921              2,765,334

The cost of investments for Federal income tax purposes and the components of net unrealized appreciation on investments at April 30, 2003, for each of the Portfolios were as follows:

------------------------------------------------------------------------------------
                                UNREALIZED    UNREALIZED
PORTFOLIO                       APPRECIATION  DEPRECIATION     NET          COST
------------------------------------------------------------------------------------
International Equity            $27,239,197   $25,279,254   $1,959,943  $310,556,280
Global Equity                     2,552,689       940,383    1,612,306    19,841,718
Emerging Markets                    947,129       681,000      266,129    10,444,550

The unrealized appreciation (deprecation) on foreign currency for International Equity, Global Equity and Emerging Markets was ($25,733), $4,027 and $13, respectively, for the period ended April 30, 2003.

5. FOREIGN EXCHANGE CONTRACTS

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolio. The Portfolios are also exposed to credit risk associated with counter party nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios did not have open foreign currency transactions to buy or sell currency on the spot markets as of April 30, 2003.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock for International Equity were as follows for the periods indicated:

--------------------------------------------------------------------------------
                                   SIX MONTHS ENDED
                                    APRIL 30, 2003             YEAR ENDED
                                     (UNAUDITED)            OCTOBER 31, 2002
                                ----------------------  ------------------------
                                 SHARES      AMOUNT       SHARES       AMOUNT
--------------------------------------------------------------------------------
Shares sold                     3,480,204  $32,911,625  10,279,456  $106,248,969
Shares issued upon
  reinvestment of dividends       121,352    1,167,410      69,194       766,666
                                ---------  -----------  ----------  ------------
                                3,601,556   34,079,035  10,348,650   107,015,635
Shares redeemed                  (906,023)  (8,248,514) (7,074,051)  (75,890,936)
                                ---------  -----------  ----------  ------------
Net increase                    2,695,533  $25,830,521   3,274,599  $ 31,124,699
                                =========  ===========  ==========  ============

Transactions in capital stock for Global Equity were as follows for the periods indicated:

----------------------------------------------------------------------------
                                  SIX MONTHS ENDED
                                   APRIL 30, 2003           YEAR ENDED
                                     (UNAUDITED)         OCTOBER 31, 2002
                                ---------------------  ---------------------
                                 SHARES     AMOUNT      SHARES     AMOUNT
----------------------------------------------------------------------------
Shares sold                     220,116   $2,797,273   538,844   $ 7,912,380
Shares issued upon
  reinvestment of dividends       2,312       30,865     4,589        74,154
                                --------  -----------  --------  -----------
                                222,428    2,828,138   543,433     7,986,534
Shares redeemed                 (123,512) (1,618,779)  (286,046)  (4,063,131)
                                --------  -----------  --------  -----------
Net increase                     98,916   $1,209,359   257,387   $ 3,923,403
                                ========  ===========  ========  ===========

Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

---------------------------------------------------------------------------
                                  SIX MONTHS ENDED
                                   APRIL 30, 2003          YEAR ENDED
                                    (UNAUDITED)         OCTOBER 31, 2002
                                --------------------  ---------------------
                                SHARES     AMOUNT      SHARES     AMOUNT
---------------------------------------------------------------------------
Shares sold                     88,764   $1,128,571   610,917   $ 8,950,366
Shares issued upon
  reinvestment of dividends         --           --       143         1,910
                                -------  -----------  --------  -----------
                                88,764    1,128,571   611,060     8,952,276
Shares redeemed                 (81,883) (1,044,561)  (31,034)     (485,560)
                                -------  -----------  --------  -----------
Net increase                     6,881   $   84,010   580,026   $ 8,466,716
                                =======  ===========  ========  ===========

Redemptions made within three months of purchase are subject to a redemption fee equal to 2% of the amount redeemed. For the period ended April 30, 2003, the International Equity Portfolio, Global Equity Portfolio and Emerging Markets Portfolio received $3,983, $0, and $0, respectively, in redemption fees.

7. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell such securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

7. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS (CONTINUED)

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date.

Each Portfolio may engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase agreement transactions, such Portfolio will maintain, in a segregated account with its custodian, liquid securities equal in value to those subject to the agreement.

8. CONCENTRATION OF RISK

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the International Equity, Global Equity and Emerging Markets are authorized to invest.

HARDING, LOEVNER FUNDS, INC.
--------------------------------------------------------------------------------
OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION

--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

R. Kelly Doherty
DIRECTOR OF THE FUND

Jane A. Freeman
DIRECTOR OF THE FUND

Samuel R. Karetsky
DIRECTOR OF THE FUND

Carl W. Schafer
DIRECTOR OF THE FUND

David R. Loevner
PRESIDENT AND DIRECTOR
OF THE FUND

Patrice Singleton
VICE PRESIDENT OF THE FUND

Susan C. Mosher
SECRETARY OF THE FUND

Richard Reiter
CHIEF FINANCIAL OFFICER AND
TREASURER OF THE FUND

Annellen McNamara
ASSISTANT TREASURER
OF THE FUND

John M. DelPrete
ASSISTANT SECRETARY
OF THE FUND

INVESTMENT ADVISER

Harding, Loevner Management, L.P.
50 Division Street, Suite 401
Somerville, NJ 08876

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND
FUND ACCOUNTING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

TRANSFER AND DIVIDEND
DISBURSING AGENT

Investors Bank & Trust Company
P.O. Box 9130
Boston, MA 02117

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W
Washington, D.C. 20006-2401

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

ITEM 2. CODE OF ETHICS. Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to this filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to this filing.

ITEMS 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

      (a) Within the 90-day period immediately preceding the filing of this Report, the registrant's Chief Executive Officer and Principal Financial Officer has each evaluated the effectiveness of the registrant's "Disclosure Controls and Procedures" and has concluded that they were effective. As such term is used above, the registrant's Controls and Procedures are controls and other procedures of the registrant that are designed to ensure that information required to be disclosed by the registrant in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported, within the time periods specified in the Securities and Exchange Commission's rules and forms. Disclosure Controls and Procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by the registrant in such reports is accumulated and communicated to the registrant's management, including its principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

      (a) Code of ethics  - Not applicable to this filing.

      (b) Certifications attached

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                 Harding, Loevner Funds, Inc.
                 -------------------------------------------------------------

                             By:     /s/ David R. Loevner
                               ------------------------------------------------
                                             David R. Loevner, President

Date    June 17, 2003
       ------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                              By:    /s/ David R. Loevner
                                -----------------------------------------------
                                              David R. Loevner, President

Date      June 17, 2003
          ------------------------------------


                          By:        /s/ Richard Reiter
                               ----------------------------------------------
                          Richard Reiter, Treasurer and Chief Financial Officer

Date      June 17, 2003
          ------------------------------------